Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 2,276,425	¥ 2,026,767
Available-for-sale debt securities, Allowance for credit losses	(153)	(120)
Available-for-sale debt securities, Fair value	2,174,891	2,003,917
Held-to-maturity securities, Amortized cost	114,312	113,790
Held-to-maturity securities, Fair value	135,441
Total amortized cost	2,390,737	2,140,557
Total allowance for credit losses	(153)	(120)
Total gross unrealized gains	44,371	50,633
Total gross unrealized losses	(124,623)	(48,021)
Total fair values	2,310,332	2,143,049
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	905,004	846,736
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	5,178	6,071
Available-for-sale debt securities, Gross unrealized losses	(77,569)	(31,649)
Available-for-sale debt securities, Fair value	832,613	821,158
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	333,449	274,770
Available-for-sale debt securities, Allowance for credit losses	(132)	(120)
Available-for-sale debt securities, Gross unrealized gains	2,482	4,238
Available-for-sale debt securities, Gross unrealized losses	(10,195)	(2,612)
Available-for-sale debt securities, Fair value	325,604	276,276
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	873,178	742,862
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	10,014	10,125
Available-for-sale debt securities, Gross unrealized losses	(33,632)	(10,736)
Available-for-sale debt securities, Fair value	849,560	742,251
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	29,349	35,668
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	112	549
Available-for-sale debt securities, Gross unrealized losses	(729)	(1,760)
Available-for-sale debt securities, Fair value	28,732	34,457
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	135,445	126,731
Available-for-sale debt securities, Allowance for credit losses	(21)	0
Available-for-sale debt securities, Gross unrealized gains	5,456	4,308
Available-for-sale debt securities, Gross unrealized losses	(2,498)	(1,264)
Available-for-sale debt securities, Fair value	138,382	129,775
Japanese government bond securities and other
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	114,312	113,790
Held-to-maturity securities, Allowance for credit losses	0	0
Held-to-maturity securities, Gross unrealized gains	21,129	25,342
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	135,441	139,132
Equity securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	2,276,425	2,026,767
Available-for-sale debt securities, Allowance for credit losses	(153)	(120)
Available-for-sale debt securities, Gross unrealized gains	23,242	25,291
Available-for-sale debt securities, Gross unrealized losses	(124,623)	(48,021)
Available-for-sale debt securities, Fair value	¥ 2,174,891	¥ 2,003,917